Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,049,504.00
Previously Paid Amount	0.00
Total Fee Amount	352.31
Total Offset Amount	0.00
Net Fee	$ 352.31
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A